Benefit Plans - Summary of Changes in Defined Benefit Obligations (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance		$ 1,597
Ending balance		5,365	$ 1,597
Defined Benefit Obligations
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance		58,018
Ending balance		77,748	58,018
Defined Benefit Obligations
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance		58,018	49,884
Service costs		4,358	3,559
Interest expense		631	705
Contributions by participants		5,800	4,408
Actuarial losses		5,570	6,484
Other	[1]	288	302
Benefits paid		(5,564)	(3,530)
Translation differences		8,647	(3,794)
Ending balance		$ 77,748	$ 58,018

[1]	These amounts relate to the plan assets and defined benefit obligations of employees with seasonal contracts who do not have active contracts with the Group as of December 31 of the respective period.